BUSINESS COMBINATIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 18, 2020	Jul. 31, 2020	Dec. 31, 2019	Nov. 11, 2019	Aug. 09, 2019	Feb. 01, 2019	Jan. 17, 2019	Dec. 31, 2018
Non-current assets
Goodwill		$ 392,760			$ 188,538					$ 104,846
Non-current liabilities
Total consideration paid net of cash and cash equivalents acquired	[1]	69,060			97,300					$ 4,137
Goodwill expected to not be tax deductible		204,472			83,439
Customer relationships and contracts
Non-current assets
Intangibles		42,703
Non-current liabilities
Intangibles		42,703
Other intangible assets
Non-current assets
Intangibles		7,598
Non-current liabilities
Intangibles		7,598
Grupo ASSA
Current assets
Cash and cash equivalents		3,486
Investments		0
Trade receivables		11,228
Other receivables		4,046
Other assets		0
Non-current assets
Other receivables		207
Other financial assets		0
Property and equipment		838
Intangibles		11,277
Right-of-use asset		513
Deferred tax		1,771
Goodwill		63,682
Current liabilities
Trade and other payables		(4,259)
Lease liabilities		0
Tax liabilities		(8,085)
Payroll and social security		(6,453)
Other liabilities		0
Borrowings		(10,390)
Non-current liabilities
Deferred tax liabilities		(2,849)
Lease liabilities		(584)
Borrowings		(3,579)
Contingencies		(9,124)
Total consideration paid net of cash and cash equivalents acquired		54,695		$ 54,695
Intangibles		11,277
BlueCap
Current assets
Cash and cash equivalents		9,944
Investments		6,258
Trade receivables		2,046
Other receivables		3,218
Indemnification asset		0
Other assets		0
Non-current assets
Other receivables		0
Other financial assets		0
Property and equipment		384
Intangibles		34,093
Right-of-use asset		0
Deferred tax		0
Goodwill		126,059
Current liabilities
Trade and other payables		0
Lease liabilities		0
Tax liabilities		(6,491)
Payroll and social security		(17,444)
Other liabilities		0
Borrowings		0
Non-current liabilities
Deferred tax liabilities		(8,523)
Lease liabilities		0
Borrowings		0
Contingencies		0
Total consideration paid net of cash and cash equivalents acquired		149,544	$ 149,544
Intangibles		34,093
Other Acquisition
Current assets
Cash and cash equivalents		2,153
Investments		8
Trade receivables		2,585
Other receivables		454
Indemnification asset		0
Other assets		0
Non-current assets
Other receivables		0
Other financial assets		0
Property and equipment		243
Intangibles		4,931
Right-of-use asset		0
Deferred tax		37
Goodwill		14,731
Current liabilities
Trade and other payables		(341)
Lease liabilities		0
Tax liabilities		(897)
Payroll and social security		(1,670)
Other liabilities		0
Borrowings		0
Non-current liabilities
Deferred tax liabilities		(1,233)
Lease liabilities		0
Borrowings		0
Contingencies		0
Total consideration paid net of cash and cash equivalents acquired		21,001
Intangibles		$ 4,931
Avanxo
Current assets
Cash and cash equivalents					2,749
Investments					948
Trade receivables					6,931
Other receivables					3,624
Indemnification asset					0
Other assets					11,015
Non-current assets
Other receivables					0
Other financial assets					0
Property and equipment					500
Intangibles					6,104
Right-of-use asset					0
Deferred tax					0
Goodwill					32,068
Current liabilities
Trade and other payables					(14,123)
Lease liabilities					0
Tax liabilities					(2,649)
Payroll and social security					(1,582)
Other liabilities					0
Borrowings					(644)
Non-current liabilities
Deferred tax liabilities					(639)
Lease liabilities					0
Borrowings					0
Contingencies					0
Total consideration paid net of cash and cash equivalents acquired					44,302			$ 44,302	$ 44,460
Intangibles					6,104
Belatrix
Current assets
Cash and cash equivalents					3,929
Investments					86
Trade receivables					6,125
Other receivables					1,119
Indemnification asset					0
Other assets					0
Non-current assets
Other receivables					206
Other financial assets					0
Property and equipment					3,181
Intangibles					8,285
Right-of-use asset					3,272
Deferred tax					184
Goodwill					50,816
Current liabilities
Trade and other payables					(3,195)
Lease liabilities					(3,347)
Tax liabilities					(1,138)
Payroll and social security					(3,224)
Other liabilities					(20)
Borrowings					(646)
Non-current liabilities
Deferred tax liabilities					0
Lease liabilities					0
Borrowings					0
Contingencies					0
Total consideration paid net of cash and cash equivalents acquired					65,633		$ 65,633
Intangibles					8,285
BI Live
Current assets
Cash and cash equivalents					0
Investments					0
Trade receivables					56
Other receivables					0
Indemnification asset					0
Other assets					0
Non-current assets
Other receivables					0
Other financial assets					0
Property and equipment					0
Intangibles					267
Right-of-use asset					0
Deferred tax					0
Goodwill					555
Current liabilities
Trade and other payables					0
Lease liabilities					0
Tax liabilities					0
Payroll and social security					0
Other liabilities					0
Borrowings					0
Non-current liabilities
Deferred tax liabilities					0
Lease liabilities					0
Borrowings					0
Contingencies					0
Total consideration paid net of cash and cash equivalents acquired					878	$ 878
Intangibles					$ 267

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)